Related Party Transactions - Additional Information (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 19, 2023	Feb. 07, 2023	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Restricted stock units			100,000
Other expenses				$ 123,000	$ 125,000	$ 500,000	$ 400,000
Stock-based compensation expense						6,737,000	5,116,000
Profit from sale of Purple Cowboy				65,000	75,000	(8,993,000)
Payments related to sponsorship and marketing services						400,000	300,000
Payments to Sonoma Brands Partners II, LLC						200,000	200,000
Payment to capital markets and mergers and acquisitions				50,000	50,000	200,000	$ 100,000
Forecast
Related Party Transaction [Line Items]
Sponsorship payments	$ 20,000,000
Previously Reported [Member]
Related Party Transaction [Line Items]
Base salary			$ 250,000
Board of Directors Chairman
Related Party Transaction [Line Items]
Base salary			212,500
Other expenses				$ 0	$ 6,000
Interim Chief Executive Officer
Related Party Transaction [Line Items]
Base salary			$ 17,500
Health Insurance Product Line
Related Party Transaction [Line Items]
Stock-based compensation expense		$ 125,000
Company Executive Officer
Related Party Transaction [Line Items]
Payments related to sponsorship and marketing services						$ 10,000